Summary of Significant Accounting Policies - Options to extend or terminate a lease (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Hector N | Extention for one year
Property, Plant and Equipment [Line Items]
Charter hire daily rate	$ 15,800
Nave Sextans | Extention for one year
Property, Plant and Equipment [Line Items]
Charter hire daily rate	18,750
Nave Pulsar | Extention for one year
Property, Plant and Equipment [Line Items]
Charter hire daily rate	16,590
Nave Rigel | Charter for one year
Property, Plant and Equipment [Line Items]
Charter hire daily rate	17,063
Nave Cetus | Extention for six months
Property, Plant and Equipment [Line Items]
Charter hire daily rate	16,788
Nave Equinox | Extention for six months
Property, Plant and Equipment [Line Items]
Charter hire daily rate	16,788
Nave Aquila | Extention for one year
Property, Plant and Equipment [Line Items]
Charter hire daily rate	16,886
Nave Titan | Extention for 30 to 90 days
Property, Plant and Equipment [Line Items]
Charter hire daily rate	12,838
Nave Titan | Extention for last 30 days
Property, Plant and Equipment [Line Items]
Charter hire daily rate	15,306
TBN 1 | Extention for five years
Property, Plant and Equipment [Line Items]
Charter hire daily rate	29,751
TBN 2 | Extention for five years
Property, Plant and Equipment [Line Items]
Charter hire daily rate	$ 29,751